Supplemental disclosure of cash flow information	12 Months Ended
Dec. 31, 2024
Disclosure of information for cash-generating units [abstract]
Supplemental disclosure of cash flow information

20.	Supplemental disclosure of cash flow information

	December 31,
	2024	2023	2022
	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(1,683)	1,856	(607)
Inventories	1,107	(1,157)	(1,090)
Prepaid expenses and other current assets	(497)	(128)	21
Investment tax credit receivable	(743)	(95)	(65)
Payables and accrued liabilities	(823)	(418)	805
Deferred revenues	217	-	-
Provisions	276	-	-
Employee future benefits	(368)	-	-
	(2,514)	58	(936)

Additions of property and equipment of $306 for the year ended December 31, 2024 (2023 - $138) were acquired on deferred payment terms, the settlement of which are still outstanding at period end.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)